EVENTS AFTER THE BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2017
EVENTS AFTER THE BALANCE SHEET DATE
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 37 — EVENTS AFTER THE BALANCE SHEET DATE

On 23 April 2018, the Company’s wholly owned subsidiary Sundance Energy, Inc. acquired from Pioneer Natural Resources USA, Inc., Reliance Industries and Newpek, LLC (collectively the “Sellers”) approximately 21,900 net acres in the Eagle Ford oil, volatile oil, and condensate windows in McMullen, Live Oak, Atascosa and La Salle counties, Texas for a cash purchase price of $221.5 million.  To finance the acquisition, the Company raised $260.0 million of capital through the issuance of 5,614,447,268 ordinary shares.

Contemporaneous with the acquisition closing, on 23 April 2018, the Company entered a $250 million syndicated second lien term loan with Morgan Stanley Energy Capital, as administrative agent, and the lenders from time to time party thereto, and a syndicated revolver with Natixis, New York Branch, as administrative agent, and the lenders from time to time party thereto, with initial availability of $87.5 million (with a $250.0 million face).  The proceeds of the refinanced debt facilities were used to retire the Company’s existing Credit Facilities of $192.0 million, repay the remaining outstanding production prepayment of $11.8 million and pay deferred financing fees of $15.9 million.